November 10, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re: Merrill Lynch Michigan Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series
	    Trust Post-Effective Amendment No. 7 to the
	    Registration Statement on Form N-1A
	    (Securities Act File No. 33-55576
	    Investment Company Act File No. 811-4375)

Ladies and Gentlemen:

   Pursuant to Rule 497 (j) under the Securities Act of
1933, as amended (the "1933 Act"), Merrill Lynch Michigan
Municipal Bond Fund of Merrill Lynch Multi-State Municipal
Series Trust (the "Trust") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

   (2) the text of Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on November 6, 1998.

				 Very truly yours,

	   Merrill Lynch Michigan Municipal Bond Fund of
	   Merrill Lynch Multi-State Municipal Series Trust

		By:   Robert E. Putney, III /s/
		      _________________________
			Robert E. Putney
			Secretary